Investments (Details) - CNY (¥) ¥ in Thousands		1 Months Ended				12 Months Ended
	Dec. 31, 2017	May 31, 2024	Jun. 30, 2021	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Long-Term Investments [Line Items]
Fair value at the disposal			¥ 49,927
Equity income						¥ 38,516	¥ 30,678	¥ 28,919
Held to maturity value						15,200			¥ 38,000
Deposit						100,000	470,000
Interest adjustment amount						¥ 17,395	39,392
Percentage of investment rate						8.20%
Investment cost						¥ 12,741	13,151	14,207
Amount of impairment						12,741	13,151	¥ 14,207
EZhou Rural Commercial Bank [Member]
Long-Term Investments [Line Items]
Equity interest	2.00%				2.00%
Cash consideration	¥ 40,000
Ningbo Weilie [Member]
Long-Term Investments [Line Items]
Equity interest	8.50%				8.50%
Cash consideration					¥ 20,000
PT.TIRTA Finance to Trusty Cars Pte. Ltd [Member]
Long-Term Investments [Line Items]
Equity interest			40.00%
Record a loss		¥ 8,306
PT.TIRTA Finance to PT SAHABAT MITRA [Member]
Long-Term Investments [Line Items]
Equity interest			5.00%
PT.TIRTA Finance [Member]
Long-Term Investments [Line Items]
Equity interest		40.00%
Record a loss			¥ 582
Hubei Consumer [Member]
Long-Term Investments [Line Items]
Equity interest				24.50%
Cash in exchange				¥ 361,100
HSBC HOLDINGS PLC BOND [Member]
Long-Term Investments [Line Items]
Purchase amount							¥ 35,969
Fair value unrealized gain amount						37,126
Unrealized losses for securities						147
Standard Chartered Bank linked [Member]
Long-Term Investments [Line Items]
Purchase amount						25,548
Fair value unrealized gain amount						24,905
Unrealized losses for securities						¥ 643